Schedule of Investments (unaudited)
August 31, 2024
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.1%
Transportation — 0.1%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	$270	$ 272,562
New Jersey — 82.3%
Corporate — 6.7%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	510	513,835
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,271,527
3.50%, 04/01/42	720	635,781
AMT, 3.75%, 11/01/34(a)	5,000	5,041,488
AMT, 3.00%, 08/01/41	5,670	4,708,151
AMT, 3.00%, 08/01/43	5,600	4,526,877
Series A, AMT, 2.20%, 10/01/39(a)	3,880	3,465,689
		20,163,348
County/City/Special District/School District — 12.8%
Carlstadt School District, Refunding GO, 4.00%, 05/01/30	1,415	1,416,025
City of East Orange New Jersey, Refunding GO, (AGM), 3.00%, 09/15/31	2,200	2,105,948
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	930	943,620
Clifton Board of Education, GO
(AGM), 2.00%, 08/15/41	1,630	1,120,729
(AGM), 2.25%, 08/15/46	1,850	1,204,922
County of Bergen New Jersey, Refunding GO, 3.00%, 07/15/38	1,070	967,640
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,695	7,701,442
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,707,544
Ewing Township Board of Education, GO
4.00%, 07/15/38	920	939,947
4.00%, 07/15/39	740	753,975
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,440	1,454,235
Lenape Regional High School District, GO, (AGM), 3.50%, 01/01/39	3,400	3,190,670
Monmouth Regional High School District, GO, 3.00%, 02/01/34	1,260	1,199,235
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	1,955	2,042,736
Series B, 6.50%, 04/01/31	1,340	1,391,120
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	1,757	1,812,393
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/39	630	539,525
Township of Monroe NJ/Middlesex County, Refunding GO
3.00%, 06/01/37	385	352,569
3.00%, 06/01/38	410	372,622
Union County Utilities Authority, Refunding RB
Series A, AMT, (GTD), 4.75%, 12/01/31	1,205	1,206,704
Series A, AMT, (GTD), 5.25%, 12/01/31	5,965	5,975,639
		38,399,240
Security	Par (000)	Value
Education — 12.3%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	$1,250	$ 1,226,895
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	220	238,238
Gloucester County Improvement Authority, RB, 5.00%, 07/01/44	530	536,492
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	625	684,018
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/27(b)	105	104,551
Series A, 5.13%, 11/01/29(b)	100	101,174
Series A, 5.25%, 07/01/37(b)	470	461,544
Series A, 6.25%, 11/01/38(b)	210	220,067
Series A, 5.00%, 06/15/39(b)	825	829,919
Series A, 5.38%, 07/01/47(b)	815	765,348
Series A, 5.00%, 12/01/48	2,190	2,230,168
Series A, 5.00%, 06/15/49(b)	135	133,833
Series A, 5.00%, 01/01/50	265	259,315
Series A, 5.00%, 07/01/50	200	200,893
Series A, 6.50%, 11/01/52(b)	1,210	1,264,133
Series A, 5.25%, 11/01/54(b)	1,100	1,005,142
Series AAA, 5.00%, 12/15/26(c)	1,990	2,100,103
Series DDD, 5.00%, 06/15/27(c)	3,000	3,196,718
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	2,848,225
(AGM), 5.00%, 06/01/42	690	705,437
Series A, 5.63%, 08/01/34(b)	250	250,132
Series A, 5.00%, 09/01/37(b)	315	317,020
Series A, 5.88%, 08/01/44(b)	430	430,162
Series A, 5.13%, 09/01/52(b)	1,000	1,000,019
New Jersey Educational Facilities Authority, RB
Series A, 5.25%, 09/01/53	655	711,612
Series B, 5.25%, 03/01/54	630	711,323
Series C, (AGM), 3.25%, 07/01/49	290	242,574
Series C, (AGM), 4.00%, 07/01/50	245	242,692
New Jersey Educational Facilities Authority, Refunding RB
Series B, 5.00%, 07/01/32	2,465	2,542,813
Series H, (AGM), 4.00%, 07/01/39	715	707,798
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	425	422,644
Series B, AMT, 4.25%, 12/01/45	1,030	1,052,511
Sub-Series C, AMT, 4.00%, 12/01/48	700	669,792
Series C, AMT, Subordinate, 5.00%, 12/01/53	265	265,549
Series C, AMT, Subordinate, 5.25%, 12/01/54	475	485,727
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	840	835,278
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	865,077
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,075	1,102,205
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/40	5,000	5,062,371
		37,029,512
Health — 9.9%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	273,531
5.00%, 01/01/39	520	520,075
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
New Jersey Economic Development Authority, Refunding RB (continued)
5.00%, 01/01/49	$500	$ 474,224
New Jersey Health Care Facilities Financing Authority, RB
2.50%, 07/01/33(a)	2,350	2,350,000
5.00%, 07/01/42	3,000	3,086,526
2.38%, 07/01/46	3,740	2,496,170
3.00%, 07/01/51	7,905	6,102,937
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/29	285	285,357
5.00%, 07/01/34	1,000	1,033,484
4.00%, 07/01/41	1,000	1,003,706
Series A, 4.00%, 07/01/32	2,300	2,324,212
Series A, 5.00%, 07/01/37	5,000	5,211,642
Series A, 5.00%, 07/01/43	900	916,794
Series A, 5.25%, 07/01/49	1,560	1,733,810
Series A, 4.13%, 07/01/54	1,085	1,061,688
Series A, 5.25%, 07/01/54	780	856,903
		29,731,059
Housing — 3.3%
New Jersey Housing & Mortgage Finance Agency, RB, 5.25%, 12/20/65	345	363,135
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	910	643,956
Series H, Sustainability Bonds, 2.30%, 10/01/46	680	446,904
Series K, Sustainability Bonds, 4.70%, 10/01/50	570	572,043
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.45%, 11/01/45	240	167,379
Series A, 4.00%, 11/01/48	150	138,647
Series A, (HUD SECT 8), 2.55%, 11/01/50	220	147,077
Series A, 4.10%, 11/01/53	100	91,899
Series A, (HUD SECT 8), 2.63%, 11/01/56	220	144,615
Series D, AMT, 4.25%, 11/01/37	310	308,859
Series A, Sustainability Bonds, (HUD SECT 8), 2.25%, 11/01/36	350	287,184
Series A, Sustainability Bonds, (HUD SECT 8), 2.65%, 11/01/46	350	252,853
Series A, Sustainability Bonds, (HUD SECT 8), 2.70%, 11/01/51	350	239,267
Series A, Sustainability Bonds, (HUD SECT 8), 2.75%, 11/01/56	350	230,942
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	900	893,453
Series E, 2.25%, 10/01/40	680	506,251
Series E, 2.40%, 10/01/45	515	367,552
Newark Housing Authority, RB, M/F Housing
Series A, 5.00%, 12/01/30	1,640	1,642,239
Series A, 4.38%, 12/01/33	2,515	2,516,373
		9,960,628
State — 13.7%
Casino Reinvestment Development Authority, Inc., RB(d)
Series B, (AGC), 11/01/43	180	197,757
Series B, (AGC), 11/01/44	200	218,941
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,020	1,022,771
5.25%, 11/01/44	590	591,226
Security	Par (000)	Value
State (continued)
Casino Reinvestment Development Authority, Inc., Refunding RB (continued)
(AGM), 4.00%, 11/01/34	$500	$ 500,001
Series A, (AGC), 11/01/42(d)	355	391,639
Series A, (AGC), 11/01/44(d)	930	924,440
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	2,565	2,724,191
Series B, (AGM), 0.00%, 11/01/24(e)	10,000	9,952,232
Series B, (AGM), 0.00%, 11/01/27(e)	4,135	3,763,502
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(c)	2,040	2,240,428
4.00%, 06/15/49	1,190	1,155,624
Series A, 5.00%, 06/15/42	4,000	4,134,388
New Jersey Economic Development Authority, Refunding RB
Sub-Series A, 5.00%, 07/01/33	125	127,017
Sub-Series A, 4.00%, 07/01/34	305	304,413
New Jersey Educational Facilities Authority, RB, Series A, 5.00%, 09/01/33	1,750	1,752,369
New Jersey Transportation Trust Fund Authority, RB, Series A, 0.00%, 12/15/32(e)	10,000	7,479,019
State of New Jersey, GO
2.00%, 06/01/37	2,000	1,559,635
5.00%, 06/01/38	2,000	2,183,079
		41,222,672
Tobacco — 1.4%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	1,025,602
Series A, 5.25%, 06/01/46	1,000	1,035,668
Sub-Series B, 5.00%, 06/01/46	2,140	2,155,751
		4,217,021
Transportation — 22.1%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	2,200	2,408,923
AMT, (AGM), 5.13%, 01/01/39	1,000	1,001,237
AMT, (AGM), 5.13%, 07/01/42	1,000	1,001,278
AMT, 5.38%, 01/01/43	905	906,381
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	210	229,036
5.25%, 06/15/46	210	230,763
Series A, 5.00%, 06/15/30	1,250	1,291,882
Series AA, 4.00%, 06/15/36	1,435	1,468,833
Series AA, 4.00%, 06/15/45	2,470	2,422,186
Series AA, 5.00%, 06/15/45	3,500	3,667,068
Series AA, 4.00%, 06/15/50	4,000	3,870,253
Series BB, 4.00%, 06/15/44	2,335	2,301,139
Series BB, 4.00%, 06/15/50	1,500	1,453,436
Series BB, 5.25%, 06/15/50	5,125	5,626,859
Series S, 5.00%, 06/15/33	550	591,745
Series S, Class BB, 5.00%, 06/15/36	1,250	1,386,330
Series S, Class BB, 4.00%, 06/15/37	700	717,950
Series S, Class BB, 4.00%, 06/15/50	650	635,748
New Jersey Transportation Trust Fund Authority, RB, CAB(e)
Series A, 0.00%, 12/15/35	8,900	5,857,607
Series A, 0.00%, 12/15/38	10,000	5,779,058
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/31	2,730	2,819,360
Series A, 5.00%, 12/15/35	455	482,683
Series A, 4.00%, 06/15/36	1,700	1,746,456
Series A, 5.25%, 06/15/41	1,000	1,123,437

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB (continued)
Series AA, 4.25%, 06/15/44	$1,545	$ 1,565,403
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	1,000	1,011,082
Series A, 4.00%, 01/01/51	1,560	1,558,171
Series B, 5.25%, 01/01/49	770	865,547
Series E, 5.00%, 01/01/45	2,000	2,014,657
New Jersey Turnpike Authority, Refunding RB
Series A, 4.00%, 01/01/39	1,000	1,033,462
Series D-2, (AGM), 5.25%, 01/01/26	4,500	4,596,937
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	2,380	2,460,559
South Jersey Transportation Authority, Refunding RB
Series A, 5.00%, 11/01/32	440	440,866
Series A, 5.00%, 11/01/33	250	250,459
Series A, 5.00%, 11/01/39	1,500	1,500,357
		66,317,148
Utilities — 0.1%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(f)	60	60,222
New Jersey Infrastructure Bank, RB, Sustainability Bonds, 2.00%, 09/01/43	240	164,717
		224,939
Total Municipal Bonds in New Jersey		247,265,567
New York — 5.1%
Transportation — 5.1%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	1,000	1,002,408
AMT, 5.00%, 11/01/30	1,000	1,082,511
AMT, 5.00%, 11/01/33	495	527,473
Series 218, AMT, 5.00%, 11/01/32	1,495	1,594,695
Series 221, AMT, 4.00%, 07/15/50	1,335	1,251,438
Port Authority of New York & New Jersey, Refunding ARB
Series 205, 5.00%, 11/15/47	1,975	2,047,801
AMT, 5.00%, 01/15/47	2,000	2,120,279
186th Series, AMT, 5.00%, 10/15/44	3,000	3,001,775
223rd Series, AMT, 4.00%, 07/15/46	1,755	1,670,696
Series 223, AMT, 4.00%, 07/15/41	725	718,253
Series 238, AMT, 5.00%, 07/15/39	330	362,162
Total Municipal Bonds in New York		15,379,491
Pennsylvania — 0.9%
Transportation — 0.9%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,130	1,170,878
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,501,162
Total Municipal Bonds in Pennsylvania		2,672,040
Security	Par (000)	Value
Puerto Rico — 2.5%
State — 2.5%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	$1,044	$ 1,159,690
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,729	2,696,670
Series A-2, Restructured, 4.78%, 07/01/58	1,518	1,512,171
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/46	6,099	2,053,792
Series B-1, Restructured, 0.00%, 07/01/46	567	190,603
Total Municipal Bonds in Puerto Rico		7,612,926
Total Long-Term Investments — 90.9% (Cost: $269,931,011)		273,202,586

	Shares
Short-Term Securities
Money Market Funds — 8.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.93%(g)(h)	26,792,287	26,794,966
Total Short-Term Securities — 8.9% (Cost: $26,794,909)		26,794,966
Total Investments — 99.8% (Cost: $296,725,920)		299,997,552
Other Assets Less Liabilities — 0.2%		532,783
Net Assets — 100.0%		$ 300,530,335

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock New Jersey Municipal Bond Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 13,454,389	$ 13,340,577 (a)	$ —	$ —	$ —	$ 26,794,966	26,792,287	$ 186,993	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 273,202,586	$ —	$ 273,202,586
Short-Term Securities
Money Market Funds	26,794,966	—	—	26,794,966
	$26,794,966	$273,202,586	$—	$299,997,552

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
Portfolio Abbreviation (continued)
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
S/F	Single-Family

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock New Jersey Municipal Bond Fund

Portfolio Abbreviation (continued)
SAB	Special Assessment Bonds
SAW	State Aid Withholding
Schedule of Investments